Note 6 - Trade and Other Receivables	6 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
6.	TRADE AND OTHER RECEIVABLES

	As at Sept. 30, 2018	As at March 31, 2018
Trade account receivables, net	$376,697	$332,083
Accrued gas receivables	1,318	15,893
Unbilled revenues	250,536	301,577
Other	65,928	47,754
	$694,479	$697,307